S000004336 [Member] Investment Objectives and Goals - iShares Russell Mid-Cap Growth ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® RUSSELL MID-CAP GROWTH ETF Ticker: IWPStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.